Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Total	€ 2,574	€ 2,448		€ 2,250	€ 2,456
o/w other non-current liabilities	307	353		462
o/w other current liabilities	€ 2,267	€ 2,095	€ 1,774	€ 1,788